Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois 60603

                             June 7, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano

     Re:                 FT 3647
         Structured Portfolio Plan Defined Portfolio,
                    July 2012 Series
                     (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on June 7, 2012. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the portfolio listed above. The portfolio will be selected through application of an objective investment strategy. We have been advised by the staff of the Commission that the Trust is not eligible to go automatically effective pursuant to Rule 487 under the Securities Act of 1933 due to the inclusion in the Trust of
hypothetical   performance  information  relating  to  the   investment
strategy.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about July 24, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for the investment strategy by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on July 24, 2012.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric
F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By /s/ Brian D. Free
                                      ------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure